COPELAND RISK MANAGED DIVIDEND GROWTH FUND

Supplement dated January 9, 2012

to the Class A Prospectus dated December 22, 2010

Effective January 12, 2012, the first sentence under the heading “Purchasing Shares” on page 17 of the Prospectus is replaced with the following:

The CUSIP number for Class A shares of the Fund is 21724W209.

This Supplement, the Prospectus and Statement of Additional Information provides information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-888-9-COPELAND.